Prepaid Expenses (Details) - Deferred Costs, Capitalized, Prepaid, and Other Assets - USD ($)	Nov. 30, 2018	May 31, 2018	May 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets [Abstract]
Prepaid insurance	$ 26	$ 0
Prepaid advertising	5,946	0
Prepaid license fees	62,685	0
Prepaid legal fees	1,410	1,410	$ 1,410
Prepaid general and administrative expenses	5,743	0
Deposits on inventory	66,000	0
Deposits on exterior signs	35,134	0
Total	$ 176,944	$ 1,410	$ 1,410